Promissory notes (Details Narrative) - Promissory Notes [Member]							1 Months Ended			12 Months Ended
	Aug. 28, 2023 USD ($)	Aug. 28, 2023 GBP (£)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 GBP (£) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Short-Term Debt [Line Items]
Principal amount									$ 1,500,000	$ 241,105		$ 422,000		£ 190,748	£ 332,291	£ 1,230,150
Notes, interest rate									8.00%							8.00%
Notes, maturity date									Dec. 31, 2025
Notes, payment terms									one-third of the aggregate principal value as originally issued, together with accrued and unpaid interest, payable on each of December 31, 2023, 2024 and 2025; (iv) mandatory payment of 150% of the outstanding principal amount within 30 days after the closing of a firm commitment underwritten public offering, prior to the maturity date, in which gross proceeds of at least US$15,000,000 are raised
Debt conversion shares issued							1,296,000	1,296,000
Total consideration							$ 3,283,116	£ 2,597,402		$ 3,283,116	£ 2,597,402
Mr Michael Lau [Member]
Short-Term Debt [Line Items]
Payments for fees					$ 186,949	£ 147,903						$ 420,016	£ 332,291
Proceeds from notes payable	$ 241,105	£ 190,748	$ 312,873	£ 247,526	$ 1,055,087	£ 834,721